FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787
                                   ---------

                       Franklin New York Tax-Free Trust
                       --------------------------------
              (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  12/31/05
                           --------



Item 1. Schedule of Investments.


FRANKLIN NEW YORK TAX-FREE TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin New York Insured Tax-Free Income Fund ........................   3
Franklin New York Intermediate-Term Tax-Free Income Fund ..............   7
Franklin New York Limited-Term Tax-Free Income Fund ...................  12
Franklin New York Tax-Exempt Money Fund ...............................  14
Notes to Statements of Investments ....................................  17

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.0%
   BONDS 98.0%
   NEW YORK 98.0%
   Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Hosing,
     Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 ...................................     $  2,785,000    $  2,896,985
   Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East Inc.
     Project, Series A, AMBAC Insured, 6.00%, 8/01/24 .............................................        4,020,000       4,378,785
   Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ..........................................          200,000         222,758
   Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded,
     6.00%,
      7/01/26 .....................................................................................        1,185,000       1,300,194
      7/01/29 .....................................................................................        3,000,000       3,291,630
   Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ..................          900,000         993,024
   Eastport South Manor Central School District GO, FGIC Insured, 5.00%, 6/15/20 ..................        1,000,000       1,062,490
(a)Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 ........................        2,000,000       2,077,520
   Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 ...................        2,300,000       2,412,815
   Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
     5.80%, 7/01/15 ...............................................................................        1,340,000       1,382,880
   Irvington Union Free School District GO, Refunding, FSA Insured, 5.00%, 4/01/32 ................        5,330,000       5,574,380
   Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
      FSA Insured, 5.125%, 12/01/22 ...............................................................        5,000,000       5,225,800
      MBIA Insured, 5.75%, 12/01/24 ...............................................................        1,540,000       1,633,386
   Madison County IDA Civic Facility Revenue,
      College University Project, Series A, MBIA Insured, 5.00%, 7/01/39 ..........................        3,750,000       3,891,787
      Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37 ................        1,000,000       1,034,410
   Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20 .............        1,650,000       1,720,224
   Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
      5.25%, 10/01/21 .............................................................................        1,520,000       1,630,200
      5.00%, 10/01/31 .............................................................................        3,100,000       3,225,581
   Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 ...............        1,055,000       1,217,829
   MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ...........        3,000,000       3,227,610
   MTA Dedicated Tax Fund Revenue,
      Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ..........................................        8,000,000       8,324,480
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ........................................        2,500,000       2,760,675
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 .......................................        2,000,000       2,157,640
   MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ................................        4,000,000       4,257,720
   MTA Service Contract Revenue,
      Refunding, AMBAC Insured, 5.00%, 7/01/30 ....................................................        7,000,000       7,270,830
      Series B, MBIA Insured, 5.00%, 1/01/31 ......................................................        3,000,000       3,109,200
   Nassau County GO, Public Improvement, Series E, FSA Insured, ETM, 6.00%, 3/01/20 ...............        1,510,000       1,664,564
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 5.75%, 8/01/29 .................................................................        2,655,000       2,914,924
   New York City GO,
      Series A, MBIA Insured, 6.00%, 5/15/30 ......................................................          215,000         237,025
      Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 ........................................        1,785,000       1,991,578
      Series I, MBIA Insured, 5.00%, 4/15/29 ......................................................        3,000,000       3,097,830
   New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
      5.125%, 2/15/23 .............................................................................        3,890,000       4,099,126
   New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured,
      5.375%, 5/01/29 .............................................................................          980,000       1,038,026


                                         Quarterly Statements of Investments | 3

FRANKLIN NEW YORK TAX-FREE TRUST

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
     6/15/26 .......................................................................................    $  1,000,000    $  1,045,480
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ...........................................       5,000,000       5,220,400
      Series A, FSA Insured, Pre-Refunded, 5.375%, 6/15/26 .........................................       3,000,000       3,057,780
      Series B, MBIA Insured, 5.75%, 6/15/26 .......................................................       1,285,000       1,311,227
      Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 .........................................       5,000,000       5,208,750
      Series G, FSA Insured, 5.00%, 6/15/34 ........................................................       3,000,000       3,099,420
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
      Series A, FGIC Insured, 5.00%, 5/01/28 .......................................................       5,915,000       6,118,299
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 .........................................          85,000          91,395
      Series C, 4.75%, 5/01/23 .....................................................................       1,800,000       1,835,802
      Series D, MBIA Insured, 5.00%, 2/01/22 .......................................................       2,000,000       2,099,460
   New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
     AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ...................................................       3,000,000       3,294,210
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
     Pre-Refunded, 5.25%, 1/01/29 ..................................................................       3,500,000       3,778,390
   New York City Trust Cultural Resources Revenue,
      American Museum of Natural History, Series A, MBIA Insured, 5.65%, 4/01/27 ...................       2,000,000       2,072,720
      Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ..........................       7,500,000       7,886,100
      New York Botanical Garden, MBIA Insured, 5.75%, 7/01/16 ......................................       2,000,000       2,043,820
      Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ..................................       3,000,000       3,129,390
   New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%, 11/15/44 ................................................................      13,000,000      13,533,390
   New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
     AMBAC Insured, 5.25%, 6/01/21 .................................................................       6,000,000       6,440,580
   New York State Dormitory Authority Lease Revenue, Master Boces Program, Series A,
     FSA Insured, 5.25%, 8/15/21 ...................................................................       1,740,000       1,850,072
   New York State Dormitory Authority Revenue,
      Iona College, XLCA Insured, 5.125%, 7/01/32 ..................................................       4,000,000       4,201,280
      School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ..................       1,750,000       1,897,350
      School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ..................       1,750,000       1,825,057
   New York State Dormitory Authority Revenues,
      853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 ........................       1,340,000       1,449,156
      City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
       5.50%, 7/01/29 ..............................................................................       1,585,000       1,713,163
      Department of Health, MBIA Insured, Pre-Refunded, 5.50%, 7/01/25 .............................       2,000,000       2,061,299
      Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ...............       2,000,000       2,136,440
      Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ..................................         400,000         426,152
      Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ..................................       1,880,000       2,006,618
      Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 ......................................       6,540,000       6,860,329
      Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 ............................       1,500,000       1,532,310
      Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
       2/15/30 .....................................................................................       5,000,000       5,219,150
      Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
       5.25%, 8/15/26 ..............................................................................       2,570,000       2,801,326
      Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%, 2/15/24 ....................         285,000         295,596
      Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 5.00%, 2/15/24 .................       1,975,000       2,093,085


4 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Dormitory Authority Revenues, (cont.)
      Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ..................    $  2,000,000    $  2,144,897
      Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ............................................       2,105,000       2,203,388
      Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 ............................................      11,000,000      11,463,870
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 .................................         885,000         920,258
      Non State Supported Debt, Educational Housing Services, Student, AMBAC Insured, 5.25%,
       7/01/30 .....................................................................................       5,150,000       5,877,849
      Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 .............       2,500,000       2,622,975
      Non State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
       7/01/34 .....................................................................................       7,910,000       8,287,386
      NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ...........................................       1,700,000       1,788,842
      Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ..................................       6,500,000       6,863,090
      Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 ..................................       3,000,000       3,351,960
      Series 1, MBIA Insured, 5.00%, 7/01/22 .......................................................       2,000,000       2,104,520
      Series 1, MBIA Insured, 5.00%, 7/01/24 .......................................................       2,000,000       2,094,040
      Siena College, MBIA Insured, 5.00%, 7/01/31 ..................................................       3,500,000       3,637,445
      Siena College, Refunding, MBIA Insured, 5.70%, 7/01/17 .......................................       2,000,000       2,105,160
      St. John's University, Series A, MBIA Insured, 5.25%, 7/01/30 ................................       3,500,000       3,716,930
      St. Vincent's Hospital and Medical Center, AMBAC Insured, 6.00%, 8/01/28 .....................       5,000,000       5,111,450
      University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 ...................       1,000,000       1,026,780
      Upstate Community College, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 .......................       5,945,000       6,427,437
      Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 .............................       1,000,000       1,032,360
   New York State Energy Research and Development Authority PCR, Central Hudson Gas,
     Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 ............................................       3,500,000       3,710,840
   New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
     Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ...................................       3,000,000       3,037,260
   New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
     AMBAC Insured, 5.25%, 5/15/31 .................................................................       4,000,000       4,207,360
   New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A,
     MBIA Insured, 5.00%, 3/15/22 ..................................................................       5,500,000       5,777,420
   New York State Tollway Authority Highway and Bridge Trust Fund Revenue, Series B,
     MBIA Insured, Pre-Refunded, 4.90%, 4/01/20 ....................................................       2,120,000       2,276,414
   New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract,
     Series C, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 .........................................      11,200,000      12,165,552
   Niagara Falls City School District COP, High School Facility,
      MBIA Insured, Pre-Refunded, 5.375%, 6/15/28 ..................................................       2,000,000       2,116,080
      Refunding, FSA Insured, 5.00%, 6/15/21 .......................................................       3,595,000       3,797,147
   Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ...............................           5,000           5,032
   North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
      4/01/15 ......................................................................................       1,065,000       1,278,969
      4/01/16 ......................................................................................       1,000,000       1,213,080
   Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 .............................................         810,000         926,235
   Sachem Central School District Holbrook GO, MBIA Insured, 5.00%, 6/15/30 ........................       1,000,000       1,044,810
   Schenectady IDA Civic Facility Revenue,
      Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 ....................................       3,000,000       3,197,670
      Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 ....................................       2,375,000       2,527,404
      Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ...............................       3,845,000       3,998,262


                                         Quarterly Statements of Investments | 5

FRANKLIN NEW YORK TAX-FREE TRUST

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
     MBIA Insured, 5.00%, 7/01/28 ................................................................      $  2,455,000    $  2,525,483
   Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
     FGIC Insured, 5.00%, 6/15/27 ................................................................         1,295,000       1,361,887
   Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
     Pre-Refunded, 5.20%, 1/01/27 ................................................................         1,000,000       1,133,120
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
     AMBAC Insured, 5.75%, 8/01/29 ...............................................................           550,000         593,170
     Refunding, Series A, FSA Insured, 5.125%, 10/01/26 ..........................................         2,000,000       2,067,240
   Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
     12/01/27 ....................................................................................         3,680,000       3,866,061
   Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 ......................         1,500,000       1,596,990
   Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
      5/01/30 ....................................................................................         1,015,000       1,066,643
      5/01/35 ....................................................................................         1,050,000       1,099,318
                                                                                                                        ------------
   TOTAL LONG TERM INVESTMENTS (COST $321,568,842) ...............................................                       340,328,986
                                                                                                                        ------------
   SHORT TERM INVESTMENTS 1.1%
   BONDS 1.1%
   NEW YORK 1.1%
(b)Jay Street Development Corp. Courts Facility Lease Revenue,
      Jay Street Project, Series A, Daily VRDN and Put, 3.65%, 5/01/22 ...........................         1,400,000       1,400,000
      New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.65%, 5/01/22 ...........           500,000         500,000
(b)Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
     3.65%, 5/01/33 ..............................................................................         1,300,000       1,300,000
(b)New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.65%, 6/15/18 ..................           700,000         700,000
                                                                                                                        ------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,900,000) ................................................                         3,900,000
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $325,468,842) 99.1% ...................................................                       344,228,986
   OTHER ASSETS, LESS LIABILITIES 0.9% ...........................................................                         3,239,294
                                                                                                                        ------------
   NET ASSETS 100.0% .............................................................................                      $347,468,280
                                                                                                                        ============

See Selected Portfolio Abbreviations on page 16.


(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

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   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.9%
   BONDS 97.7%
   NEW YORK 95.0%
   Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 .................    $  1,850,000    $  1,920,818
   Albany IDA Civic Facility Revenue,
     Albany Medical Center Project, 5.75%, 5/01/09 .................................................       1,010,000       1,024,271
     St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 .....................................         420,000         445,813
   Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
    Creekside Project, Series A, AMBAC Insured, 4.625%, 8/01/16 ....................................       1,030,000       1,082,664
   Bath Central School District GO, Refunding,
     FGIC Insured, 4.00%, 6/15/19 ..................................................................       1,850,000       1,834,756
     FSA Insured, 5.10%, 6/15/13 ...................................................................         775,000         820,051
   Buffalo GO,
     Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ............................................       1,225,000       1,324,862
     Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 ..........................................         880,000         948,948
   Byram Hills Central School District GO, Refunding, ETM, 4.00%, 11/15/10 .........................       1,375,000       1,410,392
   Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 .....................       1,080,000       1,108,145
   Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 .....................       2,390,000       2,517,124
   Cleveland Hill Union Free School District Cheektowaga GO, Refunding, Series B, FGIC Insured,
    4.00%, 10/15/14 ................................................................................       1,000,000       1,015,390
   Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 ..............       1,000,000       1,027,660
   Dansville Central School District GO, Refunding, Series B, FGIC Insured,
     4.25%, 6/15/11 ................................................................................         930,000         964,289
     4.35%, 6/15/12 ................................................................................         870,000         908,237
     4.45%, 6/15/13 ................................................................................         995,000       1,039,745
   Erie County GO,
     FGIC Insured, 4.70%, 11/01/12 .................................................................         700,000         726,208
     Public Improvement, Series A, FGIC Insured, 4.00%, 9/01/11 ....................................       4,255,000       4,319,421
     Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 ..................................       1,000,000       1,083,320
   Erie County IDA School Facility Revenue, City School District of Buffalo Project, FSA Insured,
     5.00%, 5/01/14 ................................................................................       2,985,000       3,253,919
   Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 ........       1,095,000       1,147,023
   Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ...................       1,000,000       1,026,340
   Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ...........       1,260,000       1,288,312
   Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 ..................       2,105,000       2,227,322
   Highland Central School District GO, Refunding, FSA Insured,
     3.75%, 6/15/12 ................................................................................       1,790,000       1,802,208
     4.125%, 6/15/16 ...............................................................................       1,080,000       1,093,090
   Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
     6/15/09 .......................................................................................       1,125,000       1,159,515
     6/15/10 .......................................................................................       1,125,000       1,165,522
   Huntington GO, Public Improvement, 4.20%, 9/01/13 ...............................................       1,230,000       1,255,498
   Jordan-El Bridge Central School District GO, Refunding, FGIC Insured, 4.00%, 6/15/11 ............       1,610,000       1,649,558
   Long Island Power Authority Electric System Revenue,
     MBIA Insured, 5.125%, 4/01/11 .................................................................       1,410,000       1,475,015
     Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ............................................       2,000,000       2,116,240
   Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
     CIFG Insured, 5.00%, 6/01/15 ..................................................................       1,000,000       1,068,810
   Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ...............       1,650,000       1,720,125


                                         Quarterly Statements of Investments | 7

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Monroe County GO,
     Public Improvement, FGIC Insured, 4.30%, 3/01/13 ..............................................    $  3,015,000    $  3,111,962
     Refunding, AMBAC Insured, 5.00%, 6/01/14 ......................................................       3,000,000       3,247,890
   Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue,
    Refunding, MBIA Insured, 4.00%,
     1/01/12 .......................................................................................       1,845,000       1,887,435
     1/01/13 .......................................................................................       1,920,000       1,959,936
   MTA Dedicated Tax Fund Revenue, Refunding, Series A, FSA Insured, 3.90%, 11/15/12 ...............       4,000,000       4,067,360
   MTA Revenue, Series A, MBIA Insured, 5.00%, 11/15/15 ............................................       2,000,000       2,185,440
   MTA Transit Facilities Revenue,
     Series A, Pre-Refunded, 6.00%, 7/01/15 ........................................................       1,500,000       1,632,435
     Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ...........................................       1,915,000       2,045,745
   Nassau County GO,
     General Improvements, Series V, AMBAC Insured, 5.25%, 3/01/13 .................................       1,000,000       1,042,310
     Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 .............................................       1,000,000       1,115,930
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 6.00%, 8/01/10 ...................................................................       1,000,000       1,106,250
   New York Bridge Authority Revenue, General, 4.125%, 1/01/13 .....................................       4,000,000       4,088,400
   New York City GO,
     Refunding, Series B, 6.20%, 8/15/06 ...........................................................         770,000         780,611
     Refunding, Series F, 5.25%, 8/01/13 ...........................................................       1,095,000       1,171,924
     Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 .............................................       2,000,000       2,198,480
     Series D, 4.30%, 10/15/16 .....................................................................       3,000,000       3,027,510
     Series F, 6.00%, 8/01/12 ......................................................................          30,000          30,902
     Series F, Pre-Refunded, 6.00%, 8/01/12 ........................................................         670,000         690,134
     Series H, 4.125%, 8/01/11 .....................................................................       1,560,000       1,587,565
     Series J, 5.00%, 6/01/10 ......................................................................       4,000,000       4,224,480
   New York City Health and Hospital Corp. Revenue, Health System,
     Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ............................................       1,000,000       1,031,680
     Series A, AMBAC Insured, 5.00%, 2/15/11 .......................................................       2,000,000       2,130,540
     Series A, FSA Insured, 4.15%, 2/15/12 .........................................................         750,000         769,523
     Series A, FSA Insured, 4.30%, 2/15/13 .........................................................       1,000,000       1,022,070
   New York City IDA Civic Facility Revenue,
     Institute of International Education Inc., Project, 5.125%, 9/01/16 ...........................       2,320,000       2,437,624
     United States Tennis Assn., National 1 Tennis Center Project, Refunding, FSA Insured,
      4.25%, 11/15/14 ..............................................................................       3,000,000       3,105,210
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series D, 5.00%, 6/15/12 ...........................................................       2,000,000       2,150,200
     Series D, 4.50%, 6/15/11 ......................................................................       2,000,000       2,088,240
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Series A, 4.75%, 11/15/13 .....................................................................       1,000,000       1,042,990
     Series B, 4.75%, 11/01/16 .....................................................................       2,200,000       2,279,772
     Series B, Pre-Refunded, 6.00%, 11/15/13 .......................................................       1,000,000       1,115,730
   New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
     AMBAC Insured, 5.00%, 11/15/20 ................................................................       5,775,000       6,202,523
   New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
     AMBAC Insured, 5.25%, 6/01/21 .................................................................       4,200,000       4,508,406


8 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
      4.00%, 7/01/12 ...............................................................................    $  2,000,000    $  2,017,080
      Series A, Pre-Refunded, 5.50%, 7/01/12 .......................................................       1,815,000       1,990,420
   New York State Dormitory Authority Revenues,
      City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ...........................       1,000,000       1,055,840
      FSA Insured, 5.125%, 2/15/07 .................................................................       1,000,000       1,020,150
      Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 ...........................................       1,720,000       1,841,157
      Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 ...........................................       1,895,000       2,019,994
      Insured Mortgage Nursing Home, MBIA Insured, 4.60%, 2/01/11 ..................................         130,000         130,372
      Iona College, XLCA Insured, 3.875%, 7/01/10 ..................................................       1,000,000       1,015,870
      Kateri Residence, 4.00%, 7/01/10 .............................................................       1,275,000       1,286,998
      Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 ..................................       2,000,000       2,156,560
      Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 ............................................       2,975,000       3,178,371
      Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 .......................................       2,080,000       2,089,443
      New York State Department of Health, Refunding, 5.25%, 7/01/17 ...............................       5,000,000       5,393,850
      Non State Supported Debt, New School University, MBIA Insured, 4.00%, 7/01/15 ................       1,380,000       1,384,319
      Office of General Services, MBIA Insured, 5.00%, 4/01/18 .....................................       2,000,000       2,074,000
      School District Financing Program, Series C, MBIA Insured, 3.75%, 4/01/11 ....................       1,050,000       1,062,925
      School District Financing Program, Series C, MBIA Insured, 4.00%, 4/01/12 ....................       1,125,000       1,151,797
      St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 ................................         750,000         799,928
      Supported Debt, State University Dormitory Facilities, Series B, MBIA Insured, 5.00%,
       7/01/17 .....................................................................................       2,875,000       3,107,214
      Teachers College, MBIA Insured, 4.00%, 7/01/12 ...............................................       1,000,000       1,021,800
      University of Rochester, Series A, 5.25%, 7/01/21 ............................................         500,000         539,010
   New York State Energy Research and Development Authority PCR, New York State Electric
    and Gas,
      MBIA Insured, 4.10%, 3/15/15 .................................................................       2,000,000       2,012,940
      Series B, MBIA Insured, 4.00%, 10/15/15 ......................................................       5,000,000       5,001,900
      Series D, MBIA Insured, 4.10%, 12/01/15 ......................................................       2,000,000       2,009,660
   New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
    Revolving Funds, Series B,
      5.80%, 1/15/16 ...............................................................................       1,010,000       1,106,324
      Pre-Refunded, 5.80%, 1/15/16 .................................................................       1,490,000       1,626,350
   New York State GO, Refunding, Series A, 4.50%, 3/15/07 ..........................................       1,000,000       1,014,370
   New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
      11/01/08 .....................................................................................       3,045,000       3,114,852
   New York State Local Government Assistance Corp. Revenue, Refunding,
      Series A-1, FSA Insured, 5.00%, 4/01/13 ......................................................       2,200,000       2,385,856
      Series B, MBIA Insured, 4.875%, 4/01/20 ......................................................       3,750,000       3,880,650
   New York State Municipal Bond Bank Agency Special Program Revenue, Series A, FGIC Insured,
    3.75%, 2/15/13 .................................................................................       1,415,000       1,422,867
   New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
      FSA Insured, 5.25%, 4/01/12 ..................................................................       1,620,000       1,770,919
      Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 .........................................       2,000,000       2,102,880
   New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge,
    MBIA Insured, 3.75%, 4/01/12 ...................................................................       2,500,000       2,524,875
   New York State Urban Development Corp. Revenue,
      Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 .....................       1,525,000       1,598,200


                                         Quarterly Statements of Investments | 9

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Urban Development Corp. Revenue, (cont.)
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
      1/01/15 ......................................................................................    $  1,000,000    $  1,086,210
     State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 ..........................       1,490,000       1,498,508
     State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 ...........................       1,955,000       1,969,389
     Youth Facilities, Pre-Refunded, 5.75%, 4/01/10 ................................................         400,000         419,960
   Newark Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/10 ......................       1,630,000       1,650,636
   Newfield Central School District GO, Refunding, MBIA Insured, 4.00%, 6/15/15 ....................       1,185,000       1,195,037
   North Hempstead GO, FGIC Insured, ETM, 6.00%, 7/15/14 ...........................................       1,715,000       1,883,276
   Olean City School District GO, Refunding, FGIC Insured,
     4.00%, 6/15/11 ................................................................................       1,005,000       1,029,693
     4.00%, 6/15/12 ................................................................................       1,065,000       1,090,517
     4.375%, 6/15/17 ...............................................................................       1,335,000       1,370,805
   Phelps-Clifton Springs Central School District GO, Refunding, FGIC Insured, 3.25%,
    6/01/11 ........................................................................................       1,555,000       1,532,204
   Port Authority New York and New Jersey Conservation Revenue, FSA Insured, 3.60%,
    7/15/14 ........................................................................................       3,665,000       3,609,365
   Rochester GO,
     MBIA Insured, ETM, 4.125%, 2/15/10 ............................................................         520,000         535,543
     Refunding, MBIA Insured, 4.125%, 2/15/10 ......................................................         490,000         503,700
   Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 .................       1,025,000       1,068,316
   Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ...............       1,720,000       1,750,134
   Spencerport Central School District GO, MBIA Insured, 4.00%, 6/15/11 ............................       1,165,000       1,193,624
   Suffolk County GO, Public Improvement, Refunding, Series A, MBIA Insured, 4.10%,
    4/01/11 ........................................................................................       1,155,000       1,187,860
   Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
    AMBAC Insured,
     5.25%, 10/15/14 ...............................................................................       1,435,000       1,543,041
     5.00%, 4/15/16 ................................................................................       1,000,000       1,056,270
   Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
    5.10%, 6/01/13 .................................................................................       2,000,000       2,185,280
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
    AMBAC Insured, 5.75%, 4/01/20 ..................................................................       1,000,000       1,093,180
   Western Nassau County Water Authority Water System Revnue, AMBAC Insured, 5.00%,
     5/01/17 .......................................................................................       1,385,000       1,489,581
     5/01/19 .......................................................................................       1,525,000       1,632,802
   Yonkers GO,
     Refunding, Series B, MBIA Insured, 5.00%, 8/01/16 .............................................       1,885,000       2,032,087
     Series A, AMBAC Insured, 5.00%, 12/15/14 ......................................................       1,795,000       1,914,798
     Series B, FSA Insured, 4.00%, 10/15/14 ........................................................       1,810,000       1,823,883
   York Central School District GO, Refunding, FSA Insured, 4.00%, 6/15/10 .........................         915,000         937,838
   Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 ..............................       1,890,000       1,968,133
                                                                                                                        ------------
                                                                                                                         230,219,229
                                                                                                                        ------------


10 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    U.S. TERRITORIES 2.7%
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue, Mennonite General Hospital Project, Series A,
      6.375%, 7/01/06 ............................................................................    $    285,000     $     286,129
    Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .......................       3,000,000         3,127,740
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
     7/01/13 .....................................................................................       1,775,000         1,789,484
    Virgin Islands Water and Power Authority Water System Revenue, Refunding,
      4.875%, 7/01/06 ............................................................................         890,000           892,572
      5.00%, 7/01/09 .............................................................................         520,000           531,502
                                                                                                                        ------------
                                                                                                                           6,627,427
                                                                                                                        ------------
    TOTAL BONDS (COST $230,864,132) ..............................................................                       236,846,656
                                                                                                                        ------------
    ZERO COUPON/STEP-UP BOND (COST $2,720,496) 1.2%
    NEW YORK 1.2%
    New York State Dormitory Authority Revenues, State University, Capital Appreciation Bond,
      Refunding, Series B, MBIA Insured, 5/15/08 .................................................       3,000,000         2,765,940
                                                                                                                        ------------
    TOTAL LONG TERM INVESTMENTS (COST $233,584,628) ..............................................                       239,612,596
                                                                                                                        ------------
    SHORT TERM INVESTMENTS 0.2%
    BONDS 0.2%
    NEW YORK 0.2%
 (a)Long Island Power Authority Electric System Revenue,
      Sub Series 2, Daily VRDN and Put, 3.65%, 5/01/33 ...........................................         200,000           200,000
      Sub Series 3B, Daily VRDN and Put, 3.72%, 5/01/33 ..........................................         200,000           200,000
 (a)New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.65%, 6/15/18 ..................         150,000           150,000
                                                                                                                        ------------
    TOTAL SHORT TERM INVESTMENTS (COST $550,000) .................................................                           550,000
                                                                                                                        ------------
    TOTAL INVESTMENTS (COST $234,134,628) 99.1% ..................................................                       240,162,596
    OTHER ASSETS, LESS LIABILITIES 0.9% ..........................................................                         2,168,931
                                                                                                                        ------------
    NET ASSETS 100.0% ............................................................................                      $242,331,527
                                                                                                                        ============

See Selected Portfolio Abbreviations on page 16.


(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 74.4%
  BONDS 74.4%
  NEW YORK 72.1%
  Brockport Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/08 ....................    $    125,000    $    126,544
  Buffalo Sewer Authority Revenue, Sewer Systems, Series I, FSA Insured, 2.00%, 7/01/06 ............         100,000          99,236
  Candor Central School District GO, Refunding, FSA Insured, 3.75%, 6/15/08 ........................         125,000         126,544
  Cattaraugus County GO, Public Improvement, Refunding, MBIA Insured, 2.50%, 6/01/06 ...............         500,000         498,330
  Chappaqua Central School District GO, Refunding, 2.50%, 10/15/08 .................................         340,000         329,215
  Clarkstown GO, Public Improvement, MBIA Insured, 3.75%, 9/15/08 ..................................         105,000         106,286
  Franklinville Central School District GO, Series B, FGIC Insured, 3.50%, 6/01/07 .................         100,000         100,421
  Gates Chili Center School District GO, FSA Insured, 2.375%, 6/15/08 ..............................         200,000         193,838
  Long Island Power Authority Electric System Revenue, Mandatory Put 4/01/07, Refunding,
   Sub Series 8G, MBIA Insured, 5.00%, 4/01/12 .....................................................         200,000         204,158
  Monroe County GO, Refunding, AMBAC Insured, 4.00%, 6/01/07 .......................................         400,000         403,584
  Moravia Central School District GO, Refunding, FSA Insured, 3.375%, 6/01/08 ......................         100,000         100,354
  New Rochelle GO, Public Improvement, Refunding, Series A, 3.00%, 1/15/06 .........................         400,000         399,968
  New York City Transitional Finance Authority Revenue, Future Tax Secured, Series E, 2.70%,
   2/01/08 .........................................................................................         200,000         196,666
  New York State Dormitory Authority Revenue,
    City University Systems Consolidated, 4th General, Series A, Refunding, 3.00%, 7/01/08 .........         100,000          98,589
    State Personal Income Tax Education, 3.10%, 3/15/08 ............................................         100,000          99,535
  New York State Dormitory Authority Revenues,
    Montefiore Hospital, FGIC Insured, 2.875%, 8/01/09 .............................................         500,000         486,690
    Mortgage, White Plains Hospital, FHA Insured, 3.55%, 2/15/10 ...................................         220,000         220,999
    Non Supported Debt, Cerebral Palsy, Pooled, Series A, Assured Guaranty, 4.00%, 7/01/06 .........         250,000         250,780
    University of Rochester, Series A, 3.50%, 7/01/07 ..............................................         225,000         225,162
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
   Revolving Funds, Refunding, Series C, 4.10%, 6/15/09 ............................................         200,000         205,560
  New York State GO, Environmental Quality, Mandatory Put 8/03/06, Series G, 2.95%,
   11/30/18 ........................................................................................         400,000         400,000
  New York State Power Authority Revenue, Series A, 4.00%, 11/15/08 ................................         100,000         101,975
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
   Series A, 2.75%, 3/15/08 ........................................................................         250,000         245,023
  New York State Urban Development Corp. Revenue, Correctional and Youth Facilities Service,
   Mandatory Put 1/01/09, Series A, 4.00%, 1/01/28 .................................................         200,000         202,360
  Niagara Falls Bridge Common Toll Revenue, Bridge System, Series B, MBIA Insured, 2.25%,
   10/01/07 ........................................................................................         125,000         122,020
  Sweet Home Central School District GO, New York Amherst and Tonawanda, Refunding, Series B,
   3.50%, 7/15/08 ..................................................................................         100,000         100,674
  Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/07 ...........................         275,000         277,164
  Triborough Bridge and Tunnel Authority Revenues, Refunding, Series B, 5.00%, 11/15/08 ............         100,000         104,545
  Warren and Washington Counties IDA Civic Facility Revenue,
    Glens Falls Hospital Project, Series B, FSA Insured, 3.00%, 12/01/08 ...........................         200,000         196,698
    Series B, FSA Insured, 2.00%, 12/01/06 .........................................................         125,000         123,101
  Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
   AMBAC Insured, 3.375%, 11/01/10 .................................................................         300,000         299,130
  Western Nassau County Water Authority Water System Revnue, AMBAC Insured, 3.00%,
   5/01/09 .........................................................................................         215,000         213,048
                                                                                                                        ------------
                                                                                                                           6,858,197
                                                                                                                        ------------


12 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    U.S. TERRITORIES 2.3%
    Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ...      $  125,000     $    120,635
    Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
      Series C, MBIA Insured, 5.00%, 7/01/28 ................................................         100,000          103,739
                                                                                                                  ------------
                                                                                                                       224,374
                                                                                                                  ------------
    TOTAL LONG TERM INVESTMENTS (COST $7,185,422) ...........................................                        7,082,571
                                                                                                                  ------------
    SHORT TERM INVESTMENTS 27.9%
    BONDS 27.9%
    NEW YORK 27.9%
 (a)Jay Street Development Corp. Courts Facility Lease Revenue, Jay Street Project, Series A,
     Daily VRDN and Put, 3.65%, 5/01/22 .....................................................       1,200,000        1,200,000
 (a)Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
     3.65%, 5/01/33 .........................................................................         600,000          600,000
 (a)New York City GO, Sub Series A-5, Daily VRDN and Put, 3.72%, 8/01/15 ....................         450,000          450,000
 (a)New York City Municipal Water Finance Authority Water and Sewer System
     Revenue, Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.65%, 6/15/18 ....         300,000          300,000
 (a)New York State Local Government Assistance Corp. Revenue, Weekly VRDN and Put, 3.33%,
     4/01/23 ................................................................................         100,000          100,000
                                                                                                                  ------------
    TOTAL SHORT TERM INVESTMENTS (COST $2,650,000) ..........................................                        2,650,000
                                                                                                                  ------------
    TOTAL INVESTMENTS (COST $9,835,422) 102.3% ..............................................                        9,732,571
    OTHER ASSETS, LESS LIABILITIES (2.3)% ...................................................                         (220,965)
                                                                                                                  ------------
    NET ASSETS 100.0% .......................................................................                     $  9,511,606
                                                                                                                  ============

See Selected Portfolio Abbreviations on page 16.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                           PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 99.6%
    BONDS 99.6%
    NEW YORK 96.3%
    Allegany County GO, BAN, 4.00%, 4/27/06 ........................................................      $ 1,700,000    $ 1,706,628
 (a)Jay Street Development Corp. Courts Facility Lease Revenue,
       Jay Street Project, Series A, Daily VRDN and Put, 3.65%, 5/01/22 ............................          800,000        800,000
       Jay Street Project, Series A-1, Weekly VRDN and Put, 3.36%, 5/01/22 .........................          500,000        500,000
       New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.65%, 5/01/22 ............        1,865,000      1,865,000
    Long Island Power Authority Electric System Revenue,
    (a)Sub Series 2, Daily VRDN and Put, 3.65%, 5/01/33 ............................................        2,100,000      2,100,000
       TECP, 3.05%, 2/01/06 ........................................................................        1,000,000      1,000,000
 (a)Monroe County IDA Civic Facility Revenue, Various St. John Fisher College Project,
     Radian Insured, Weekly VRDN and Put, 3.51%, 6/01/34 ...........................................        1,000,000      1,000,000
 (a)MTA Revenue, Transportation, Sub. Series G-2, Weekly VRDN and Put, 3.75%, 11/01/26 .............        2,000,000      2,000,000
 (a)Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
     FSA Insured, Weekly VRDN and Put, 3.33%, 11/15/22 .............................................        1,700,000      1,700,000
    Nassau County Sewer and Storm Water Finance Authority System Revenue, TECP, 2.75%,
     1/06/06 .......................................................................................          935,000        935,000
 (a)New York City GO,
       Refunding, Sub Series C-4, Weekly VRDN and Put, 3.34%, 8/01/20 ..............................        1,000,000      1,000,000
       Series E, Sub Series E-2, Daily VRDN and Put, 3.70%, 8/01/34 ................................          100,000        100,000
       Sub Series E-3, Daily VRDN and Put, 3.65%, 8/01/23 ..........................................        1,500,000      1,500,000
       Sub Series H-4, Daily VRDN and Put, 3.65%, 3/01/34 ..........................................          400,000        400,000
 (a)New York City HDC,
       MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put,
        3.36%, 11/15/19 ............................................................................        2,950,000      2,950,000
       MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
        Weekly VRDN and Put, 3.60%, 11/15/28 .......................................................        1,000,000      1,000,000
       MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly VRDN and Put, 3.45%,
        12/01/34 ...................................................................................        1,675,000      1,675,000
 (a)New York City IDA Civic Facility Revenue, National Audubon Society, Daily VRDN and Put,
     3.70%, 12/01/14 ...............................................................................          500,000        500,000
 (a)New York City IDAR, Liberty, 1 Bryant Park LLC, Series A, Weekly VRDN and Put, 3.52%,
     11/01/39 ......................................................................................        3,000,000      3,000,000
 (a)New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.65%, 6/15/18 ..................        1,000,000      1,000,000
       Series C, FGIC Insured, Daily VRDN and Put, 3.72%, 6/15/22 ..................................        2,400,000      2,400,000
       Series C, FGIC Insured, Daily VRDN and Put, 3.72%, 6/15/23 ..................................          400,000        400,000
 (a)New York City Transitional Finance Authority Revenue,
       Future Tax Secured, Refunding, Sub Series C5, Daily VRDN and Put, 3.75%, 8/01/31 ............        1,800,000      1,800,000
       New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 3.70%, 11/01/22 ........          600,000        600,000
 (a)New York City Trust Cultural Resources Revenue, Refunding, American Museum Natural History,
     Series A, MBIA Insured, Weekly VRDN and Put, 3.45%, 4/01/21 ...................................          500,000        500,000
 (a)New York State Dormitory Authority Revenues,
       Cornell University, Series A, Weekly VRDN and Put, 3.45%, 7/01/29 ...........................          900,000        900,000
       Cornell University, Series B, Weekly VRDN and Put, 3.45%, 7/01/30 ...........................          200,000        200,000
       Mental Health Services Facilities Improvement, Series F-2B, FSA Insured, Weekly VRDN and
        Put, 3.52%, 2/15/21 ........................................................................        1,000,000      1,000,000
       Mental Health Services, Sub Series D-2B, FSA Insured, Weekly VRDN and Put, 3.45%,
        2/15/31 ....................................................................................          400,000        400,000


14 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    NEW YORK (CONT.)
 (a)New York State Dormitory Authority Revenues, (cont.)
      New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 3.36%, 7/01/28 .........    $ 2,200,000    $ 2,200,000
      Non State Supported Debt, Court Facilities Lease, Series B, Weekly VRDN and Put, 3.53%,
       5/15/39 .....................................................................................      2,000,000      2,000,000
      Oxford University Press Inc., Weekly VRDN and Put, 3.53%, 7/01/25 ............................        700,000        700,000
 (a)New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
     Series A,
      AMBAC Insured, Weekly VRDN and Put, 3.45%, 8/01/15 ...........................................      1,350,000      1,350,000
      FGIC Insured, Weekly VRDN and Put, 3.45%, 10/01/14 ...........................................      1,100,000      1,100,000
    New York State GO, Environmental Quality, Mandatory Put 8/03/06, Series G, 2.95%,
     11/30/18 ......................................................................................      1,800,000      1,800,000
 (a)New York State HFAR,
      100 Maiden Lane Housing, Series A, Weekly VRDN and Put, 3.56%, 11/01/37 ......................      1,000,000      1,000,000
      350 West 43rd Street, Series A, Weekly VRDN and Put, 3.60%, 11/01/34 .........................      2,000,000      2,000,000
      FNMA Insured, Weekly VRDN and Put, 3.41%, 11/15/29 ...........................................        500,000        500,000
 (a)New York State Local Government Assistance Corp. Revenue,
      Series F, Weekly VRDN and Put, 3.33%, 4/01/25 ................................................        800,000        800,000
      Series G, Weekly VRDN and Put, 3.42%, 4/01/25 ................................................      2,700,000      2,700,000
    New York State Power Authority Revenue and General Purpose GO, Consented, 2.80%,
     3/01/16 .......................................................................................      1,000,000      1,000,000
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
     MBIA Insured, 5.00%, 4/01/06 ..................................................................      1,000,000      1,005,993
    Syracuse GO, RAN, Series C, 4.00%, 6/30/06 .....................................................      2,000,000      2,010,698
 (a)Triborough Bridge and Tunnel Authority Special Obligation Revenue, Refunding, Series C,
     FSA Insured, Weekly VRDN and Put, 3.47%, 1/01/31 ..............................................      2,800,000      2,800,000
 (a)Westchester County IDA, IDR, Levister Redevelopment Co. LLC, Series A, Weekly VRDN and Put,
     3.41%, 8/01/33 ................................................................................      1,600,000      1,600,000
                                                                                                                       -----------
                                                                                                                        59,498,319
                                                                                                                       -----------
    U.S. TERRITORIES 3.3%
 (a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.34%, 7/01/28 ..................................      1,000,000      1,000,000
    Puerto Rico Commonwealth Revenue, TRAN, Refunding, 4.50%, 7/28/06 ..............................      1,000,000      1,007,161
                                                                                                                       -----------
                                                                                                                         2,007,161
                                                                                                                       -----------
    TOTAL SHORT TERM INVESTMENTS (Cost $61,505,480) 99.6% ..........................................                    61,505,480
    OTHER ASSETS, LESS LIABILITIES 0.4% ............................................................                       262,491
                                                                                                                       -----------
    NET ASSETS 100.0% ..............................................................................                   $61,767,971
                                                                                                                       ===========

See Selected Portfolio Abbreviations on page 16.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
BAN   - Bond Anticipation Notes
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDC   - Housing Development Corp.
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
IDR   - Industrial Development Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
RAN   - Revenue Anticipation Notes
TECP  - Tax-Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Notes
XLCA  - XL Capital Assurance


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin New York Tax-Free Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of four series (the Funds).

1. INCOME TAXES

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                  -----------------------------------------
                                                                                          FRANKLIN NEW YORK
                                                                   FRANKLIN NEW YORK      INTERMEDIATE-TERM
                                                                   INSURED TAX-FREE            TAX-FREE
                                                                     INCOME FUND            INCOME FUND
                                                                  -----------------------------------------
Cost of investments ............................................    $ 325,369,337           $ 234,076,570
                                                                  =========================================
Unrealized appreciation ........................................    $  18,987,302           $   6,466,542
Unrealized depreciation ........................................         (127,653)               (380,516)
                                                                  -----------------------------------------
Net unrealized appreciation (depreciation) .....................    $  18,859,649           $   6,086,026
                                                                  =========================================

                                                                  -----------------------------------------
                                                                  FRANKLIN NEW YORK
                                                                     LIMITED-TERM         FRANKLIN NEW YORK
                                                                       TAX-FREE               TAX-EXEMPT
                                                                     INCOME FUND              MONEY FUND
                                                                  -----------------------------------------
Cost of investments ............................................    $   9,835,422           $  61,505,480
                                                                  =========================================
Unrealized appreciation ........................................    $       3,005                     $--
Unrealized depreciation ........................................         (105,856)                     --
                                                                  -----------------------------------------
Net unrealized appreciation (depreciation) .....................    $    (102,851)          $          --
                                                                  =========================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 17



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006


By    /S/ GALEN G. VETTER
      Galen G. Vetter
      Chief Financial Officer
Date  February 21, 2006






                                   Exhibit A




I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006


/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer